SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
Reportable Segments
During 2017, the Company divested certain businesses. In 2018, the Company began reallocating capital and resources to other businesses. As a result, during the second quarter of 2018, the Company’s CEO, who is the Company’s Chief Operating Decision Maker, commenced managing the business differently through changes in its operating and reportable segments, which necessitated a realignment of the Company's historical segment structure. This realignment is consistent with how the Company’s CEO currently: (i) assesses operating performance on a regular basis, (ii) makes resource allocation decisions and (iii) designates responsibilities of his direct reports. Pursuant to these changes, effective in the second quarter of 2018, the Company operates in the following reportable segments: (i) Bausch + Lomb/International segment, (ii) Salix segment, (iii) Ortho Dermatologics segment and (iv) Diversified Products segment. Prior period presentations of segment revenues and segment profits have been recast to conform to the current segment reporting structure. See Note 2, "SIGNIFICANT ACCOUNTING POLICIES" for additional information regarding changes to the Company's reportable segments.
The following is a brief description of the Company’s segments:

•
The Bausch + Lomb/International segment consists of: (i) sales in the U.S. of pharmaceutical products, OTC products and medical device products, primarily comprised of Bausch + Lomb products, with a focus on the Vision Care, Surgical, Consumer and Ophthalmology Rx products and (ii) with the exception of sales of Solta products, sales in Canada, Europe, Asia, Latin America, Africa and the Middle East of branded pharmaceutical products, branded generic pharmaceutical products, OTC products, medical device products, and Bausch + Lomb products.

•	The Salix segment consists of sales in the U.S. of gastrointestinal ("GI") products.

•	The Ortho Dermatologics segment consists of: (i) sales in the U.S. of Ortho Dermatologics (dermatological) products and (ii) global sales of Solta medical dermatological devices.

•
The Diversified Products segment consists of sales in the U.S. of: (i) pharmaceutical products in the areas of neurology and certain other therapeutic classes, (ii) generic products, (iii) dentistry products, (iv) oncology (or Dendreon) products, (v) sales in the U.S. of women’s health (or Sprout) products and (vi) certain other businesses divested during 2017 that were not core to the Company's operations. As a result of the divestitures of the Company's equity interest in Dendreon (June 28, 2017) and Sprout (December 20, 2017), the Company exited the oncology and women's health businesses, respectively.

Segment profit is based on operating income after the elimination of intercompany transactions. Certain costs, such as amortization of intangible assets, asset impairments, in-process research and development costs, restructuring and integration costs, acquisition-related contingent consideration costs and other (income) expense are not included in the measure of segment profit, as management excludes these items in assessing segment financial performance.
Corporate includes the finance, treasury, certain research and development programs, tax and legal operations of the Company’s businesses and maintains and/or incurs certain assets, liabilities, expenses, gains and losses related to the overall management of the Company, which are not allocated to the other business segments. In addition, a portion of share-based compensation is considered a corporate cost, since the amount of such expense depends on Company-wide performance rather than the operating performance of any single segment.
Prior period segment financial information has been recast to conform to current segment presentation.
Segment Revenues and Profit
Segment revenues and profits for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Revenues:
Bausch + Lomb/International	$4,795	$4,857	$4,870
Salix	1,566	1,530	1,272
Ortho Dermatologics	725	949	1,667
Diversified Products	1,638	2,338	2,638
Total revenues	$8,724	$9,674	$10,447
Segment profit:
Bausch + Lomb/International	$1,412	$1,456	$1,652
Salix	935	946	750
Ortho Dermatologics	336	408	948
Diversified Products	1,112	1,712	1,996
Total segment profit	3,795	4,522	5,346
Corporate	(562)	(690)	(518)
Amortization of intangible assets	(2,690)	(2,673)	(2,257)
Goodwill impairments	(312)	(1,077)	—
Asset impairments	(714)	(422)	(304)
Restructuring and integration costs	(52)	(132)	(362)
Acquired in-process research and development costs	(5)	(34)	(106)
Acquisition-related contingent consideration	289	13	23
Other income (expense)	353	(73)	(295)
Operating income (loss)	102	(566)	1,527
Interest income	12	8	4
Interest expense	(1,840)	(1,836)	(1,563)
Loss on extinguishment of debt	(122)	—	(20)
Foreign exchange and other	107	(41)	(103)
Loss before (benefit from) provision for income taxes	$(1,741)	$(2,435)	$(155)

Capital Expenditures, Depreciation and Amortization of intangible assets, and Asset Impairments
Capital expenditures, depreciation and amortization of intangible assets, and asset impairments by segment for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Capital expenditures:
Bausch + Lomb/International	$159	$221	$197
Salix	3	2	1
Ortho Dermatologics	2	1	14
Diversified Products	4	5	5
	168	229	217
Corporate	3	6	18
Total capital expenditures	$171	$235	$235

Depreciation and amortization of intangible assets:
Bausch + Lomb/International	$660	$811	$812
Salix	1,334	1,135	740
Ortho Dermatologics	383	327	412
Diversified Products	456	558	467
	2,833	2,831	2,431
Corporate	25	35	36
Total depreciation and amortization of intangible assets	$2,858	$2,866	$2,467

Asset impairments:
Bausch + Lomb/International	$165	$150	$60
Salix	23	207	90
Ortho Dermatologics	84	16	88
Diversified Products	442	43	66
	714	416	304
Corporate	—	6	—
Total asset impairments	$714	$422	$304

Revenues by Product Category
Revenues by product category for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
Pharmaceuticals	$4,377	$5,167	$6,058
Devices	1,532	1,504	1,480
OTC	1,529	1,581	1,583
Branded and Other Generics	1,157	1,284	1,171
Other revenues	129	138	155
	$8,724	$9,674	$10,447

Geographic Information
Revenues are attributed to a geographic region based on the location of the customer for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
U.S. and Puerto Rico	$5,225	$6,247	$7,063
China	331	300	272
Canada	326	320	334
Japan	223	232	206
Mexico	201	189	204
Poland	201	140	214
Russia	200	165	169
France	188	186	178
Germany	157	157	159
Egypt	152	196	51
Australia	149	176	182
United Kingdom	108	104	105
Brazil	96	105	110
Other	1,167	1,157	1,200
	$8,724	$9,674	$10,447
Long-lived assets consisting of property, plant and equipment, net of accumulated depreciation, are attributed to geographic regions based on their physical location as of December 31, 2017 and 2016 were as follows:

(in millions)	2017	2016
U.S. and Puerto Rico	$599	$614
Ireland	235	198
Poland	100	81
Canada	98	83
Germany	70	60
Mexico	50	50
Egypt	47	41
France	34	29
Serbia	30	25
China	28	26
Italy	23	19
South Korea	15	14
Other	74	72
	$1,403	$1,312

Major Customers
Customers that accounted for 10% or more of total revenues for the years ended December 31, 2017, 2016 and 2015 were as follows:

(in millions)	2017	2016	2015
McKesson Corporation	19%	21%	20%
AmerisourceBergen Corporation	15%	13%	14%
Cardinal Health, Inc.	13%	15%	12%